Related Party Transactions - Receivables and Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Dividends receivable and other amounts due from related parties
Dividends receivable and other amounts due from related parties	$ 33,395	$ 8,666
Ship management creditors	580	2,394
Amounts due to related parties	169	35
Other receivables
Dividends receivable and other amounts due from related parties
Dividends receivable and other amounts due from related parties	113	355
Reimbursement of expenses incurred, for office lease, and other operating expenses
Dividends receivable and other amounts due from related parties
Amounts due to related parties	169	35
Related parties
Dividends receivable and other amounts due from related parties
Ship management creditors	268	993
Associates | Dividends receivable
Dividends receivable and other amounts due from related parties
Dividends receivable and other amounts due from related parties	885	125
The Cool Pool Limited / Joint venture | Accrued income receivable
Dividends receivable and other amounts due from related parties
Dividends receivable and other amounts due from related parties	$ 32,397	$ 8,186